Goodwill (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Goodwill [Roll Forward]
Beginning balance	$ 8,980.9	$ 8,692.2
Acquisitions	3,164.1	313.8
Finalization of purchase price allocations for prior year acquisitions	0.6
Tax benefit from Fisher equity awards	(3.7)	(21.9)
Sale of business	(10.0)
Currency translation	(159.7)	(4.5)
Other	1.1	1.3
Ending balance	11,973.3	8,980.9
New Date of Annual Goodwill Impairment Test	In 2011, the company moved forward its annual test for goodwill impairment to the end of its tenth fiscal month.
Discontinued Operations [Member]
Goodwill [Roll Forward]
Ending balance	14.7	289.7
Analytical Technologies [Member]
Goodwill [Roll Forward]
Beginning balance	1,849.5	1,572.3
Acquisitions	1,316.9	278.6
Finalization of purchase price allocations for prior year acquisitions	(4.4)
Tax benefit from Fisher equity awards	(0.1)	(0.9)
Sale of business	(0.1)
Currency translation	(7.7)	(0.1)
Other	(0.5)	(0.4)
Ending balance	3,153.6	1,849.5
Specialty Diagnostics [Member]
Goodwill [Roll Forward]
Beginning balance	2,192.9	2,181.1
Acquisitions	1,828.8	21.3
Finalization of purchase price allocations for prior year acquisitions	0
Tax benefit from Fisher equity awards	(0.9)	(5.2)
Sale of business	0
Currency translation	(150.1)	(6.4)
Other	(0.1)	2.1
Ending balance	3,870.6	2,192.9
Laboratory Products and Services [Member]
Goodwill [Roll Forward]
Beginning balance	4,938.5	4,938.8
Acquisitions	18.4	13.9
Finalization of purchase price allocations for prior year acquisitions	5.0
Tax benefit from Fisher equity awards	(2.7)	(15.8)
Sale of business	(9.9)
Currency translation	(1.9)	2.0
Other	1.7	(0.4)
Ending balance	$ 4,949.1	$ 4,938.5